Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 3,998,198
Reclassification into net earnings:
Balance at end of period	4,448,006	$ 3,998,198
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	(225,668)	(207,700)	$ (149,214)
Unrecognized gains (losses):
Gross	(124,389)	(49,886)	(110,296)
Tax effect	44,276	16,207	41,042
Reclassification into net earnings:
Gross	14,843	24,628	17,312
Tax effect	(5,365)	(9,312)	(6,544)
Net tax amount	(70,635)	(18,363)	(58,486)
Purchase of additional ownership		395
Balance at end of period	(296,303)	(225,668)	(207,700)
Foreign Currency Translation
Accumulated Other Comprehensive Loss
Balance at beginning of period	969	7,480	9,391
Unrecognized gains (losses):
Gross	(6,458)	(6,906)	(1,911)
Reclassification into net earnings:
Net tax amount	(6,458)	(6,906)	(1,911)
Purchase of additional ownership		395
Balance at end of period	(5,489)	969	7,480
Pension & Other Benefits
Accumulated Other Comprehensive Loss
Balance at beginning of period	(227,266)	(205,986)	(153,001)
Unrecognized gains (losses):
Gross	(124,783)	(46,389)	(91,684)
Tax effect	47,068	17,492	34,737
Reclassification into net earnings:
Gross	13,533	12,259	6,387
Tax effect	(5,104)	(4,642)	(2,425)
Net tax amount	(69,286)	(21,280)	(52,985)
Balance at end of period	(296,552)	(227,266)	(205,986)
Deferred Gain (Loss) - Hedging
Accumulated Other Comprehensive Loss
Balance at beginning of period	629	(9,194)	(5,604)
Unrecognized gains (losses):
Gross	6,852	3,409	(16,701)
Tax effect	(2,792)	(1,285)	6,305
Reclassification into net earnings:
Gross	1,310	12,369	10,925
Tax effect	(261)	(4,670)	(4,119)
Net tax amount	5,109	9,823	(3,590)
Balance at end of period	$ 5,738	$ 629	$ (9,194)